SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Information needed to compute basic and diluted earnings per share (Details) - USD ($)	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Basic (Loss) Earnings per common share
Net (Loss) Income	$ (570,333)	$ 1,191,840	$ (834)	$ 621,507	$ (834)	$ (1,000)	$ (1,000)	$ 1,910,487
Net (Loss) Income available to common shareholders	(570,333)		(834)	621,507	(834)		(1,000)	1,910,487
Basic (loss) Earnings per common share:
Net (Loss) Income available to common shareholders	$ (570,333)		$ (834)	$ 621,507	$ (834)		$ (1,000)	$ 1,910,487
Weighted average number of common shares-basic	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,732,021
(Loss) Earnings per share, basic	$ (0.04)		$ 0.00	$ 0.04	$ 0.00		$ 0.00	$ 0.25
Diluted (loss) earnings per common share:
Net (Loss) Income available to common shareholders	$ (570,333)		$ (834)	$ 621,507	$ (834)		$ (1,000)	$ 1,910,487
Weighted average number of common shares-basic	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,732,021
Weighted average diluted shares outstanding	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,991,952
(Loss) Earnings per share, diluted	$ (0.04)		$ 0.00	$ 0.04	$ 0.00		$ 0.00	$ 0.24
New Dragonfly
Basic (Loss) Earnings per common share
Net (Loss) Income				$ (3,767,000)	$ 4,177,000			$ 4,338,000	$ 6,878,000
(Loss) Income available for distribution				(3,767,000)	4,177,000			4,338,000	6,878,000
Income allocated to participating securities				0	(1,389,000)			1,405,000	2,290,000
Net (Loss) Income available to common shareholders				(3,767,000)	2,788,000			2,933,000	4,588,000
Basic (loss) Earnings per common share:
Net (Loss) Income available to common shareholders				$ (3,767,000)	$ 2,788,000			$ 2,933,000	$ 4,588,000
Weighted average number of common shares-basic				20,952,757	20,053,843			20,101,129	20,040,470
(Loss) Earnings per share, basic				$ (0.18)	$ 0.14			$ 0.15	$ 0.23
Diluted (loss) earnings per common share:
Net (Loss) Income available to common shareholders				$ (3,767,000)	$ 2,788,000			$ 2,933,000	$ 4,588,000
Weighted average number of common shares-basic				20,952,757	20,053,843			20,101,129	20,040,470
Dilutive effect related to stock options								1,829,979	1,348,315
Weighted average diluted shares outstanding				20,952,757	21,643,596			21,931,108	21,388,785
(Loss) Earnings per share, diluted				$ (0.18)	$ 0.13			$ 0.13	$ 0.21